RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Related Party Transactions
12.	RELATED PARTY TRANSACTIONS

The Company incurred certain management fees due to Blackstone Management Partners L.L.C. (“BMP”) totaling $2.3 million and $1.2 million during the six months ended June 28, 2014 and June 29, 2013, respectively. Under the terms of an agreement with Summit Materials Holdings L.P. and BMP, BMP provides monitoring, advisory and consulting services to the Company. In consideration for these services, the Company pays BMP the greater of $300,000 or 2.0% of the Company’s annual consolidated profit, as defined in the agreement. The management fees paid pursuant to this agreement are included in general and administrative expenses.

BMP also undertakes financial and structural analysis, due diligence investigations, corporate strategy and other advisory services and negotiation assistance related to acquisitions, for which the Company pays BMP a transaction fee equal to 1.0% of the aggregate enterprise value of any acquired entity or, if such transaction is structured as an asset purchase or sale, 1.0% of the consideration paid for or received in respect of the assets acquired or disposed. Under the terms of the agreement, BMP is permitted to assign, and has assigned, a portion of the fees to which it is entitled to Silverhawk Summit, L.P. and to certain other equity-holding current and former employees and board members. During the six months ended June 28, 2014, the Company paid BMP $2.3 million under this agreement and paid immaterial amounts to Silverhawk Summit, L.P. and to other equityholders. The acquisition-related fees paid pursuant to this agreement are included in transaction costs.

Blackstone Advisory Partners L.P., an affiliate of The Blackstone Group L.P., served as an initial purchaser of $13.0 million principal amount of the Additional Notes issued in January 2014 and received compensation in connection therewith.

In addition to the fees paid to BMP pursuant to the agreements described above, the Company reimburses BMP for direct expenses incurred, which were not material in the three and six month periods ended June 28, 2014 and June 29, 2013.

The Company had an immaterial amount and $0.4 million of revenue from unconsolidated affiliates during the six month periods ended June 28, 2014 and June 29, 2013, respectively. As of June 28, 2014 and December 28, 2013, accounts receivable from affiliates was zero and $0.4 million, respectively.

Cement sales to companies owned by a noncontrolling member of Continental Cement were approximately $6.2 million and $5.1 million during the six month periods ended June 28, 2014 and June 29, 2013, respectively. Accounts receivables due from the noncontrolling member were $1.2 million and $0.2 million as of June 28, 2014 and December 28, 2013, respectively. In addition, as of December 28, 2013, the Company had accrued interest payments of $0.7 million due to a certain noncontrolling member for a related party note, which the Company paid in the first quarter of 2014. The principal balance on the note was repaid in January 2012.

In the six months ended June 28, 2014, the Company sold certain assets associated with the production of concrete blocks, including inventory and equipment, to a related party for $2.3 million.

(14) Related-Party Transactions

The Company incurred management fees paid to Blackstone Management Partners L.L.C. (“BMP”) totaling $2.6 million, $2.1 million and $3.0 million in 2013, 2012 and 2011, respectively, under terms of an agreement dated July 30, 2009, between Parent and BMP. Under the terms of the agreement, BMP is permitted to, and has, assigned a portion of the fees to which it is entitled to receive to Silverhawk Summit, L.P. and to certain members of management. The fees were paid for consultancy services related to acquisition activities and are included in general and administrative expenses.

The Company purchased equipment from a noncontrolling member of Continental Cement for approximately $2.3 million, inclusive of $0.1 million of interest, in 2011, which was paid for in 2012.

Summit Materials earned revenue of $0.6 million, $7.9 million and $8.6 million and incurred costs of $0.2 million, $0.2 million and $0.7 million in connection with several transactions with unconsolidated affiliates for the years ended December 28, 2013, December 29, 2012 and December 31, 2011, respectively. As of December 28, 2013 and December 29, 2012, accounts receivable from affiliates was $0.4 million and $1.9 million, respectively, and accounts payable to affiliates was zero and $0.2 million, respectively.

Cement sales to companies owned by certain noncontrolling members of Continental Cement were approximately $12.7 million, $12.5 million and $9.5 million for the years ended December 28, 2013, December 29, 2012 and December 2011, respectively, and accounts receivable due from these parties were approximately $0.2 million and $1.0 million as of December 28, 2013 and December 29, 2012, respectively.

As of year-end 2013 and 2012, the Company had accrued interest payments of $0.7 million and $2.1 million, respectively, due to a certain noncontrolling member for a related-party note, which is expected to be paid in 2014. The principal balance on the note was repaid as part of the January 2012 financing transactions.

Continental Cement Company, L.L.C. [Member]
Related Party Transactions
(7)	Related Party Transactions

As of December 28, 2013, the Company had accrued interest payments of $0.7 million due to a certain noncontrolling member for a related party note, which was paid in the first quarter of 2014. The principal balance on the note was repaid in January 2012.

Cement sales to companies owned by a certain noncontrolling member of Continental Cement were approximately $6.2 million and $5.1 million in the six months ended June 28, 2014 and June 29, 2013, respectively, and accounts receivables due from this party was approximately $1.2 million and $0.2 million as of June 28, 2014 and December 28, 2013, respectively.

Cement sales to companies owned by Summit Materials were approximately $1.9 million in both of the six month periods ended June 28, 2014 and June 29, 2013. Accounts receivables due from these parties were approximately $0.5 million and $0.2 million as of June 28, 2014 and December 28, 2013, respectively.

(10)	Related-Party Transactions

The Company purchased equipment from a certain noncontrolling member for approximately $2.3 million in 2011, which was paid for in 2012.

As of year-end 2013 and 2012, the Company had accrued interest payments of $0.7 million and $2.1 million, respectively, due to a certain noncontrolling member for a related-party note, which is expected to be paid in 2014. The principal balance on the note was repaid in January 2012.

Cement sales to companies owned by certain noncontrolling members of Continental Cement were approximately $12.7 million, $12.5 million and $9.5 million during the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively, and accounts receivables due from these parties were approximately $0.2 million and $1.0 million as of December 28, 2013 and December 31, 2012, respectively.

Cement sales to subsidiaries of Summit Materials were approximately $4.5 million, $3.8 million and $2.8 million for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively, and accounts receivable due from these parties were approximately $0.2 million as of December 28, 2013 and December 31, 2012.

Waste fuel sales by Continental Cement to American Environmental Services, Inc., which owned a noncontrolling interest in GAR until the Company purchased its interest in 2011, were approximately $0.7 million in the year ended December 31, 2011. After the Company purchased American Environmental Services, Inc.’s interest in GAR, American Environmental Services, Inc. ceased to be a related party.